Capital stock	12 Months Ended
Sep. 30, 2021
Disclosure of classes of share capital [abstract]
Capital stock	Capital stock
The Company's authorized share capital is comprised of an unlimited number, all without par value, of:
–First preferred shares, issuable in series, carrying one vote per share, each series ranking equal with other series, but prior to second preferred shares, Class A subordinate voting shares and Class B multiple voting shares with respect to the payment of dividends;
–Second preferred shares, issuable in series, non-voting, each series ranking equal with other series, but prior to Class A subordinate voting shares and Class B multiple voting shares with respect to the payment of dividends;
–Class A subordinate voting shares, carrying one vote per share, participating equally with Class B multiple voting shares with respect to the payment of dividends and convertible into Class B multiple voting shares under certain conditions in the event of certain takeover bids on Class B multiple voting shares; and
–Class B multiple voting shares, carrying ten votes per share, participating equally with Class A subordinate voting shares with respect to the payment of dividends and convertible at any time at the option of the holder into Class A subordinate voting shares.
19.    Capital stock (continued)
For the fiscal years 2021 and 2020, the number of issued and outstanding Class A subordinate voting shares and Class B multiple voting shares varied as follows:

Class A subordinate voting shares			Class B multiple voting shares			Total
	Number	Carrying value	Number	Carrying value	Number	Carrying value
		$		$		$
As at September 30, 2019	239,857,462	1,863,595	28,945,706	40,382	268,803,168	1,903,977
Issued upon exercise of stock options[1]	1,438,877	69,420	—	—	1,438,877	69,420
PSUs exercised[2]	—	9,078	—	—	—	9,078
Purchased and cancelled[3]	(10,605,464)	(165,315)	—	—	(10,605,464)	(165,315)
Purchased and held in trusts[4]	—	(55,287)	—	—	—	(55,287)
As at September 30, 2020	230,690,875	1,721,491	28,945,706	40,382	259,636,581	1,761,873
Issued upon exercise of stock options[1]	1,290,919	73,827	—	—	1,290,919	73,827
PSUs exercised[2]	—	7,150	—	—	—	7,150
Purchased and cancelled[3]	(15,310,465)	(177,560)	—	—	(15,310,465)	(177,560)
Purchased and not cancelled[3]	—	(1,181)	—	—	—	(1,181)
Purchased and held in trusts[4]	—	(31,404)	—	—	—	(31,404)
Conversion of shares[5]	2,500,000	3,488	(2,500,000)	(3,488)	—	—
As at September 30, 2021	219,171,329	1,595,811	26,445,706	36,894	245,617,035	1,632,705
[1]    The carrying value of Class A subordinate voting shares includes $12,773,000 ($12,269,000 during the year ended September 30, 2020), which corresponds to a reduction in contributed surplus representing the value of accumulated compensation costs associated with the stock options exercised during the year ended September 30, 2021.
[2] During the year ended September 30, 2021, 119,108 PSUs were exercised (157,788 during the year ended September 30, 2020) with a recorded value of $7,150,000 ($9,078,000 during the year ended September 30, 2020) that was removed from contributed surplus. As at September 30, 2021, 1,433,521 Class A subordinate voting shares were held in trusts under the PSU plans (1,243,022 as at September 30, 2020).
3    On January 26, 2021, the Company’s Board of Directors authorized and subsequently received the regulatory approval from the Toronto Stock Exchange (TSX), for the renewal of the Normal Course Issuer Bid (NCIB) for the purchase for cancellation of up to 19,184,831 Class A subordinate voting shares on the open market through the TSX, the New York Stock Exchange (NYSE) and/or alternative trading systems or otherwise pursuant to exemption orders issued by securities regulators. The Class A subordinate voting shares are available for purchase for cancellation commencing on February 6, 2021 until no later than February 5, 2022, or on such earlier date when the Company has either acquired the maximum number of Class A subordinate voting shares allowable under the NCIB or elects to terminate the bid.
    During the year ended September 30, 2021, the Company purchased for cancellation 4,204,865 Class A subordinate voting shares from the Caisse de dépôt et placement du Québec for a cash consideration of $400,000,000 (6,008,905 and $600,000,000, respectively during the year ended September 30, 2020). The excess of the purchase price over the carrying value in the amount of $310,048,000 was charged to retained earnings ($471,455,000 during the year ended September 30, 2020). The purchase was made pursuant to an exemption order issued by the Autorité des marchés financiers and is considered within the annual aggregate limit that the Company is entitled to purchase under its current NCIB.
    In addition, during the year ended September 30, 2021, the Company purchased for cancellation 11,255,600 Class A subordinate voting shares (4,596,559 during the year ended September 30, 2020) under its previous and current NCIB for a cash consideration of $1,119,226,000 ($443,517,000 during the year ended September 30, 2020) and the excess of the purchase price over the carrying value in the amount of $1,030,437,000 ($406,747,000 during the year ended September 30, 2020) was charged to retained earnings. Of the purchased Class A subordinate voting shares, 150,000 shares with a carrying value of $1,181,000 and a purchase value of $16,402,000 were held by the Company and were paid and cancelled subsequent to September 30, 2021.
[4] During the year ended September 30, 2021, the trustees, in accordance with the terms of the PSU plans and Trust Agreements, purchased 309,606 Class A subordinate voting shares of the Company on the open market (525,331 during the year ended September 30, 2020) for a cash consideration of $31,404,000 ($55,287,000 during the year ended September 30, 2020).
5     On March 1, 2021, the Co-founder and Advisor to the Executive Chairman of the Board of the Company, also a related party of the Company, converted a total of 2,500,000 Class B multiple voting shares into 2,500,000 Class A subordinate voting shares.